CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Singlepoint, Inc. stockholders	$ (1,920,431)	$ (1,267,353)	$ (7,905,732)	$ (8,048,550)
Adjustments to reconcile net loss to net cash used in operating activities
Gain (loss) attributable to non-controlling interests	(42,361)	662	(163,001)	(57,359)
Gain on disposal of subsidiary			(55,694)
Common stock issued for services	118,000		1,174,050	38,520
Change in fair value of investments				346,000
Depreciation	14,441		44,762	3,547
Amortization of debt discounts	448,290	73,394	1,662,068	650,672
(Gain) loss on change in fair value of derivatives	708,932	616,983	604,289	1,187,048
(Gain) loss on debt settlement	41,264			(5,632)
Preferred stock issued for services			3,100,000	2,495,000
Changes in operating assets and liabilities:
Accounts receivable	29,509	(16,970)	(43,249)	(5,979)
Prepaid expenses	(451)	(14,409)	(15,489)	(8,553)
Inventory	6,224	(5,746)	(74,506)	15,198
Other assets				123
Accounts payable	(1,321)	(14,160)	21,304	4,240
Accrued expenses	201,933	168,622	(136,492)	982,312
NET CASH USED IN OPERATING ACTIVITIES	(395,971)	(458,977)	(1,787,690)	(1,640,428)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment				(60,000)
Cash paid for acquisition of subsidiaries				(150,000)
NET CASH USED IN INVESTING ACTIVITIES				(210,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes receivable - related party				4,225
Proceeds from advances from related party	226,800	23,445	168,445	560,000
Payments on advances to related party			(13,961)	(35,094)
Payments on notes payable to related party				(25,000)
Payments on convertible notes payable	(25,000)		(37,352)
Payments on capital lease obligations	(13,878)		(38,095)
Proceeds from issuance of convertible notes	320,500	750,000	1,750,000	500,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	508,422	773,445	1,829,037	1,004,131
NET CHANGE IN CASH	112,451	314,468	41,347	(846,297)
Cash at beginning of period	110,128	68,781	68,781	915,078
Cash at end of period	222,579	383,249	110,128	$ 68,781
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid			$ 52,648
Income tax paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for accrued interest	3,185		108,828	171,237
Common stock issued to acquire subsidiaries			$ 1,966,341	$ 216,354
Original issue discount from issuance of notes payable	$ 39,500	$ 75,000	175,000	70,000
Common stock issued for conversion of debt and accrued interest	78,421	199,499	569,500	582,251
Recognition of debt discount attributable to derivative liability	734,801		1,500,000	1,219,714
Derivative liability settlements	158,673		1,506,513	516,160
Conversion of preferred stock to common stock		1,050	13,550	9,500
Issuance of common stock previously accrued		800,000	800,000
Derivative liability recognized from convertible debt	$ 873,176		1,954,759	$ 3,306,671
Day one recognition of ROU asset and lease liability			$ 181,692